Digital Currencies and Derivative Asset	6 Months Ended
Sep. 30, 2025
Digital Currencies [Abstract]
Digital Currencies and Derivative Asset [Text Block]

6. Digital Currencies and Derivative Asset

Digital currencies are recognized as revenue from digital currency mining and at their fair value on the date deposited to the Company's wallets held with the mining pools. Digital currencies are revalued each reporting period to fair value using the prices listed on coinbase.com at 12:00 AM CET with the net change in fair value reported on the consolidated statement of comprehensive income (loss).

The Company's holdings of digital currencies consist of the following:

	September 30, 2025	March 31, 2025

Bitcoin	$23,832	$180,741
Ethereum Classic	6	6
Other currencies	526	399
Total	$24,364	$181,146

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2024	$161,258	2,287
Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit of equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	2,201
Digital currency mined (non-cash consideration)	122,857	1,125
Digital currency purchased	18,330	172
Digital currency sold	(118,368)	(1,209)
Deposit on equipment (i)	(185,911)	(2,079)
Revaluation adjustment	6,183	-
Digital currencies, September 30, 2025	$23,832	210

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2024	$196	5,746
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025, and September 30, 2025	$6	373

The total net realized and unrealized gains (losses) on digital currencies during the three and six month period ended of September 30, 2025 was $4.6 million and $27.7 million, respectively (September 30, 2024 - gain of $4.6 million and loss of $17.3 million, respectively) includes cumulative realized gains of $4.2 million and $21.5 million, respectively (September 30, 2024 - cumulative realized losses of $0.2 million and $1.4 million, respectively) and revaluation adjustment gain of $0.4 million and $6.2 million, respectively (September 30, 2024 - revaluation adjustment gain of $4.8 million and loss of $15.9 million, respectively). During the three month and six month period ended September 30, 2025, the Company sold digital currencies for proceeds totalling $118.6 million and $325.8 million, respectively (September 30, 2024 – $14.1 million and $29.6 million, respectively).

(i) The Company enters into certain equipment purchase agreements whereby the Company has the right to pay for the equipment deposit using Bitcoin (BTC). If the deposit is paid in BTC the Company has an option to repurchase the bitcoin in the future at the price on the date that that the deposit in BTC was made. During the six month period ended September 30, 2025, the Company exercised certain options and repurchased a total of 259 Bitcoin at a strike price between $87 to $88.

During the three and six month period ended September 30, 2025, the Company transferred 2,079 Bitcoin as a deposit on equipment and received an option to repurchase the BTC. The option is initially measured at fair value on the respective issuance dates included in the table below, using the Black-Scholes option pricing model with the following assumptions:

	April 3, 2025	May 21, 2025	May 26, 2025	July 18, 2025	August 9, 2025

Spot price	$83	$110	$109	$118	$117
Strike price	$87	$105	$110	$120	$117
Risk-free interest rate	3.98% - 4.30%	3.98%	3.98%	4.09%	3.95%
Expected life (years)	0.26 - 0.80	0.77	0.77	0.76	0.76
Annualized volatility	50.26% - 51.94%	50.41%	50.87%	44.27%	44.08%
Number of BTC	1,321	199	45	312	201

The options are re-valued each reporting period. As at September 30, 2025 and March 31, 2025, the options were valued using the Black-Scholes option pricing model with the following assumptions:

	September 30, 2025	March 31, 2025

Spot price	$114	$83
Strike price	$87 - 120	$88
Risk-free interest rate	3.83% - 4.12%	4.21% - 4.29%
Expected life (years)	0.01 - 0.61	0.18 - 0.43
Annualized volatility	32.49% - 42.30%	49.95% - 52.18%
Number of BTC pledged	1,992	172

As of September 30, 2025, the Company holds options to repurchase 1,992 Bitcoin (March 31, 2025 - 172) and the fair value of these options is $47 million (March 31, 2025 - $1.3 million). During the three and six month period ended September 30, 2025, the Company recognized a remeasurement gain of $0.9 million and $17.5 million, respectively (September 30, 2024 - $nil and $nil, respectively) (Note 24).